Segmented Information - Schedule of Operating Segments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Salobo and Sudbury [member] | Vale [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	42.00%	34.00%
Antamina and Yauliyacu [member] | Glencore plc [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	16.00%	18.00%
Penasquito [member] | Goldcorp Corp [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	10.00%
Constancia and 777 [member] | Hudbay Minerals Inc. [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	10.00%	12.00%
San Dimas [member] | Primero Mining Corp [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue relative to Mine Operator	10.00%	10.00%
Silver interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%
Silver interests [member] | Cozamin [member]
Disclosure of operating segments [line items]
Agreement Expiration Date	April 4, 2017	April 4, 2017
Gold interests [member]
Disclosure of operating segments [line items]
Percentage of sales	10.00%	10.00%